Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

14. Earnings per share

Amounts in this Note reflect the retrospective effect of the share split resulting from the corporate reorganization described in Note 1.

Earnings per share is calculated by dividing the consolidated net loss of CureVac N.V. by the weighted average number of shares outstanding in the fiscal period.

There were no share issuances in fiscal 2018 and 2019 and, therefore, the weighted average number of shares outstanding was 96,693,265 in both of these periods. The weighted average number of shares outstanding in fiscal 2020 was 132,195,792. This has led to basic loss per share of EUR 0.74, EUR 1.03, and EUR 0.98 for fiscal 2018, 2019 and 2020, respectively.

The 180,460,565,  96,693,265 and 96,693,265 share options outstanding at December 31, 2020, 2019 and 2018, respectively, are potential ordinary shares for the purpose of calculating diluted earnings per share for 2020. Since the conversion of the options to ordinary shares and the issue of the new shares at the beginning of fiscal would decrease loss per share in fiscal 2020, 2019 and 2018, they are considered antidilutive. Therefore, the diluted earnings per share equals basic earnings per share in fiscal 2020, 2019 and 2018.